UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    July 13, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $297027



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    28421   622923 SH       SOLE                   188783            434140
American Intl Group            COMMON STOCK     026874107      320     2727 SH       SOLE                      862              1865
Anheuser Busch                 COMMON STOCK     035229103     5378    72010 SH       SOLE                    21845             50165
Avery Dennison                 COMMON STOCK                    222     3300 SH       SOLE                                       3300
Avon Products Inc              COMMON STOCK     054303102     4669   104912 SH       SOLE                    33841             71071
Borders Group                  COMMON STOCK     099709107    13814   887678 SH       SOLE                   250648            637030
Cardinal Health                COMMON STOCK     14149Y108     6039    81605 SH       SOLE                    25755             55850
Cedar Fair L. P.               COMMON STOCK     150185106      302    15700 SH       SOLE                                      15700
Cendant Corp                   COMMON STOCK     151313103     7679   548477 SH       SOLE                   186676            361801
Cisco Systems                  COMMON STOCK     17275R102    13346   209963 SH       SOLE                    71219            138744
Computer Sciences              COMMON STOCK     205363104     4697    62885 SH       SOLE                    20495             42390
Disney Walt                    COMMON STOCK     254687106      237     6100 SH       SOLE                      400              5700
EMC Corporation                COMMON STOCK     268648102      214     2780 SH       SOLE                     2050               730
Enron Corp                     COMMON STOCK     293561106    16620   257680 SH       SOLE                    84195            173485
Exxon Mobil Corp               COMMON STOCK     30231g102      283     3600 SH       SOLE                      600              3000
Freddie Mac                    COMMON STOCK     313400301     5126   126560 SH       SOLE                    41280             85280
GTE Corp                       COMMON STOCK     362320103     7385   118637 SH       SOLE                    39197             79440
Gemstar Intl Group LTD         COMMON STOCK     G3788V106      455     7400 SH       SOLE                      400              7000
General Elec Co                COMMON STOCK     369604103     1503    28358 SH       SOLE                     9670             18688
H & R Block Inc                COMMON STOCK     093671105     6752   208570 SH       SOLE                    59820            148750
Host Marriott Corp             COMMON STOCK     44107P104      526    56126 SH       SOLE                                      56126
Household Intl                 COMMON STOCK     441815107     7703   185342 SH       SOLE                    58553            126789
IMS Health Inc                 COMMON STOCK     449934108     6541   363395 SH       SOLE                   117615            245780
Int'l Business Mach            COMMON STOCK     459200101     8643    78890 SH       SOLE                    24210             54680
Intel Corp                     COMMON STOCK     458140100    14942   111765 SH       SOLE                    34460             77305
Interpublic Group Cos Inc      COMMON STOCK     460690100     6152   143081 SH       SOLE                    49741             93340
Johnson & Johnson              COMMON STOCK     478160104     9127    89593 SH       SOLE                    30138             59455
Kroger Co                      COMMON STOCK     501044101    12364   560392 SH       SOLE                   178562            381830
Linear Tech                    COMMON STOCK     535678106      639    10000 SH       SOLE                                      10000
Lowe's Companies Inc           COMMON STOCK     548661107     1174    28600 SH       SOLE                     2900             25700
Lucent Technologies Inc        COMMON STOCK     549463107     6609   111537 SH       SOLE                    36858             74679
MBNA Corp                      COMMON STOCK     55262L100     7736   285210 SH       SOLE                    94546            190664
Manufactured Home Communities  COMMON STOCK     564682102      254    10600 SH       SOLE                                      10600
Marriott Intl Inc Class A New  COMMON STOCK     571903202     5758   159680 SH       SOLE                                     159680
Medtronic Inc                  COMMON STOCK     585055106     8052   161650 SH       SOLE                    55185            106465
Microsoft Corp                 COMMON STOCK     594918104      311     3890 SH       SOLE                     1640              2250
Millipore Corp                 COMMON STOCK     601073109      226     3000 SH       SOLE                                       3000
Oracle Corp                    COMMON STOCK     68389X105     1135    13504 SH       SOLE                     3169             10335
Pepsico                        COMMON STOCK     713448108     4854   109238 SH       SOLE                    33388             75850
Pfizer                         COMMON STOCK     717081103     9965   207608 SH       SOLE                    72508            135100
Philip Morris                  COMMON STOCK     718154107      208     7840 SH       SOLE                                       7840
Pitney Bowes                   COMMON STOCK     724479100     4625   115626 SH       SOLE                    37601             78025
QualComm Inc                   COMMON STOCK     747525103    14532   242193 SH       SOLE                    67202            174991
SBC Communications Inc         COMMON STOCK     78387G103      274     6340 SH       SOLE                     3995              2345
SCI Systems                    COMMON STOCK     783890106     4741   120975 SH       SOLE                    41340             79635
Schering Plough Corp           COMMON STOCK     806605101      364     7200 SH       SOLE                     6400               800
Sodexho Marriott Services, Inc COMMON STOCK                    350    21869 SH       SOLE                                      21869
Solectron Corp                 COMMON STOCK     834182107    11348   271006 SH       SOLE                    90266            180740
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      820     5645 SH       SOLE                     5645
State Street Corp              COMMON STOCK     857477103      233     2200 SH       SOLE                     2050               150
TCF Financial Corp             COMMON STOCK     872275102      308    12000 SH       SOLE                                      12000
Wal Mart Stores                COMMON STOCK     931142103      232     4025 SH       SOLE                     3500               525
Williams Co Inc                COMMON STOCK     969457100     5468   131170 SH       SOLE                    47150             84020
Worldcom Inc GA New            COMMON STOCK     98157D106    11535   251440 SH       SOLE                    86396            165044
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      496 27594.914SH       SOLE                                  27594.914
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     2501 59705.776SH       SOLE                59705.776
Janus Worldwide Fund           MUTUAL FUNDS     471023309     1828 23363.665SH       SOLE                23363.665
SEI Core Intl Equity Fund      MUTUAL FUNDS     78411r109      231 17061.234SH       SOLE                 9549.274          7511.960
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      319 23467.011SH       SOLE                                  23467.011
Vanguard Windsor II            MUTUAL FUNDS     922018205      440 17929.074SH       SOLE                17929.074